Average Annual Total Returns - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund	Dec. 30, 2022
Fidelity Overseas Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	19.47%
Past 5 years	14.49%
Past 10 years	12.46%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%